Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Income Taxes
Computed "expected" income tax (benefit)					$ (1,014,300)	$ (239,400)
Research and development credits					(93,900)	(89,400)
Rate changes and NOL carrybacks					0	(122,600)
Incentive stock option expense					59,500	13,800
PPP loan forgivness					(111,700)	0
Other, net					(7,900)	1,000
Income tax benefit	$ (317,200)	$ (378,200)	$ (1,054,500)	$ (472,300)	$ (1,152,500)	$ (436,600)